FAIR VALUE MEASUREMENTS (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Fair value of the public warrants	$ 32,775,000	$ 17,681,250
Closing price of warrants	$ 2.28	$ 1.23
Public warrants description	The fair value of the Units, which each consist of one Class A ordinary shares and one-half of one Public Warrant, represents the closing price on the measurement date as observed from the ticker ALUS.U.
Initial Public Offering [Member]
Fair Value Measurements (Details) [Line Items]
Warrants description	The expected term was determined to be 5.2 and 5.5 years as of March 31, 2021 and December 31, 2020, respectively, as the Private Placement Warrants become exercisable on the later of (i) 30 days after the completion of the Business Combination and (ii) 12 months from the IPO date or November 29, 2020. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.